J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2012

to the Prospectuses dated February 28, 2011, as supplemented

Effective February 17, 2012, the portfolio manager information for the JPMorgan Asia Equity Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-Adviser

JF International Management, Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Edward Pulling	2012	Managing Director
Howard Wang	2012	Managing Director
Pauline Ng	2009	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — Asia Equity Fund” is hereby deleted in its entirety and replaced by the following:

Asia Equity Fund

JFIMI is the sub-adviser to the Asia Equity Fund. The management team is led by Edward Pulling. Mr. Pulling, a Managing Director, is the Chief Investment Officer of the Pacific Regional Group (PRG) in Hong Kong and a regional investment manager. He joined JFIMI and its affiliates in 1995 as an investment manager specializing in Asian emerging markets including the Indian subcontinent. Working with Mr. Pulling are Howard Wang and Pauline Ng. Mr. Wang, a Managing Director, has been with JFIMI since 2005. Ms. Ng, a Managing Director, CPA and CFA charterholder, joined JFIMI and its affiliates in 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-AE-212

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2012

to the Statement of Additional Information dated February 28, 2011, as supplemented

Effective February 17, 2012, the information in the SAI under the headings “Portfolio Managers’ — Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Asia Equity Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2011:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Asia Equity Fund
Edward Pulling	1	$17,938	10	$5,832,266	0	$0
Howard Wang	2	101,363	9	1,764,504	0	0
Pauline Ng	0	0	4	2,491,562	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2011:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Asia Equity Fund
Edward Pulling	0	$0	1	$25,934	0	$0
Howard Wang	0	0	0	0	0	0
Pauline Ng	0	0	0	0	0	0

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2011:

Dollar Range of Securities in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	Over $1,000,000
Asia Equity Fund
Edward Pulling	X
Howard Wang	X
Pauline Ng	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-AE-212